SHARE CAPITAL (Details Narrative)		3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 22, 2021 CAD ($) shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 CAD ($)	Jun. 30, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($)	Jun. 30, 2022 CAD ($)	Dec. 31, 2022 CAD ($) shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		8,000,000		8,000,000
Shares issued for financing				$ 10,856,166
Share issue related cost				1,707,128		$ 5,122
Proceeds from issuing shares				9,149,038
Shares issued for financing - ATM				1,748,946
Share issue costs				222,136
Proceeds from issue of shares				$ 1,526,810			$ 82,048
[custom:StockIssuedDuringPeriodValueExerciseOfWarrants]					$ 12,943	74,227	82,048
Reduction of issued capital							$ 5,122
Number of share options granted in share-based payment arrangement | shares				0
Adjustments for share-based payments				$ 1,019,478		873,503
Warrants issued | shares	1,200,000
Warrants held in escrow | shares	900,000
Weighted average remaining contractual life of outstanding share options				1 year 29 days			5 months 19 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Revenue on acquisition	$ 2,000,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Revenue on acquisition	$ 6,000,000
Common shares [member]
IfrsStatementLineItems [Line Items]
Shares issued for financing - ATM, shares | shares				650,729
Common stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants | shares							16,538
Number of stock issued for exercise of options | shares							12,500
Value of stock issued for exercise of options							$ 26,875
Restricted share units | shares							1,072,595
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of shares vested | shares				418,654
Share-based payment expense		$ 451,490	$ 340,988	$ 889,041		686,747
Stock options [member]
IfrsStatementLineItems [Line Items]
Adjustments for share-based payments		$ 27,425	$ 110,810	$ 130,437		$ 186,756